INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

21.    INCOME TAXES

Enterprise income tax

Cayman Islands

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries and VIEs.

United States of America

ChinaCache North America, Inc. and CCAL was registered in California, United States of America in 2007 and 2016 respectively. For the years ended December 31, 2016, 2017 and 2018, the entity is subject to both California State Income Tax (8.84%) and Federal Income Tax (graduated income tax rate up to 34%,  34% and a flat 21% respectively) on its taxable income under the current laws of the state of California and United States of America.

Hong Kong

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 ("the Ordinance") of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%.

ChinaCache Networks (Hong Kong) Limited, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong for the years ended December 31, 2016 and 2017, and 8.25% for the years ended December 31, 2018.

The PRC

The Company’s subsidiaries and the VIEs that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIEs are subject to a CIT statutory rate of 25%.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. ChinaCache Beijing qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2016 to 2021 if it continues to qualify on an annual basis. The HNTE certificate of ChinaCache Beijing is expiring in 2022 and there exist uncertainties with the reapplication outcome. Beijing Blue IT qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2016 to 2020 if it continues to qualify on an annual basis. The HNTE certificate of ChinaCache Blue IT is expiring in 2021 and there exist uncertainties with the reapplication outcome.

In accordance with the PRC Income Tax Laws, enterprises established under the laws of foreign countries or regions but whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2018, no applicable detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2018, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. Based on the assessment of facts and circumstances available at December 31, 2018, management believes none of its non-PRC entities are more likely than not PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Group will continue to monitor its tax status.

Loss before income tax expense consists of:

	For the years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(128,184)	(36,317)	21,495	3,128
PRC	(781,840)	(275,201)	(47,297)	(6,880)

	(910,024)	(311,518)	(25,802)	(3,752)

The income tax expense comprises of:

	For the years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000

Current	1,104	29,428	11	2
Deferred	3,125	30,220	—	—

	4,229	59,648	11	2

A reconciliation of the differences between the income tax calculated using statutory tax rate and the effective tax rate for the year ended December 31, 2016, 2017 and 2018 is as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(910,024)	(311,518)	(25,802)	(3,752)

Income tax computed at PRC statutory tax rate of 25%	(227,506)	(77,881)	(6,450)	(938)
Preferential tax rates	68,685	15,955	(7,031)	(1,023)
International rate differences	22,365	9,401	(4,732)	(688)
Additional 50%/75% tax deduction for qualified research and development expenses	(9,915)	(8,795)	(7,228)	(1,051)
Non-deductible expenses	2,043	6,187	3,002	437
Effect of changes in tax rates on deferred taxes	(61,978)	(33,930)	101,502	14,763
Changes in the valuation allowance	210,535	148,711	(79,052)	(11,498)
Income tax expense	4,229	59,648	11	2

The components of deferred taxes are as follows:

	For the years ended December 31,
	2017	2018
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
- Allowance for doubtful accounts	19,553	12,323	1,792
- Deferred revenue	4,895	2,407	350
- Accruals	25,256	25,993	3,781
- Tax losses	159,782	134,855	19,613
- Property and equipment	3,424	2,105	306
- Intangible assets	2,001	1,469	214
- Long-term investment impairment	1,500	960	140
- Impairment loss for long-lived assets	68,508	24,663	3,587
- Unrealized profit	71,760	71,868	10,453
Less: valuation allowance	(356,679)	(276,643)	(40,236)

Total Deferred tax assets	—	—	—

Valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future years. The net valuation allowance increased by RMB148,711,000 and decreased by RMB79,052,000 during the years ended December 31, 2017 and 2018, respectively.

As of December 31, 2018, the Group has net operating tax losses carried forward from its PRC subsidiaries of RMB804,755,000, which will expire between 2019 and 2023. As of December 31, 2018, the Group has net operating tax losses carried forward from its non-PRC subsidiaries of RMB17,663,000 available to offset future taxable income.

Unrecognized Tax Expense

A roll-forward of accrued unrecognized tax expense is as follows:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Beginning balance	(8,273)	(8,273)	(1,203)
Increase based on tax positions related to the current year	—	—	—
Ending balance	(8,273)	(8,273)	(1,203)

The unrecognized tax expense is mainly related to under-reported income and transfer pricing for certain subsidiaries and VIEs. The amount of unrecognized tax expense will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. For the years ended December 31, 2017 and 2018, there’s no unrecognized tax expense, if ultimately recognized, will impact the effective tax rate.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the years ended December 31, 2016, 2017, and 2018, the Company recognized approximately RMB 1,510,000, RMB 1,510,000, and RMB 1,510,000 in interest and penalties. The Company had approximately RMB 12,221,000 and RMB 13,731,000 for the payment of interest and penalties accrued at December 31, 2017 and 2018, respectively.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.